STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Semi Cab Inc [Member]
SCHEDULE OF STOCK OPTION ISSUED DURING THE YEAR DECEMBER 31, 2020, 2021 AND 2022

During the years ended Dember 31, 2020, 2021 and 2022 the Company issued the following stock options, as shown below. No options were issued in 2023 or 2024.

Holder	Granted Shares	Outstanding Awards	Grant Date	Exercise Price	Vesting Start Date	Vested Outstanding	Unvested	Date Fully Vested	Board Approval Date	Expiration Date
Sudhir Narasimhamurthy	180,000	180,000	09-29-2020	$0.06	09-29-2020	180,000	0	09-29-2023	09-28-2020	09-28-2030
Sudhir Narasimhamurthy	50,000	50,000	08-12-2021	$0.06	09-01-2021	33,333	16,667	09-01-2025	08-12-2021	08-11-2031
Sudhir Narasimhamurthy	25,000	25,000	05-02-2022	$0.05	05-02-2022	12,500	12,500	05-02-2026	05-02-2022	05-01-2032
Kadandale Srinivas Sudheer	600,000	600,000	09-29-2020	$0.06	09-29-2020	600,000	0	09-29-2023	09-28-2020	09-28-2030
Kadandale Srinivas Sudheer	100,000	100,000	08-12-2021	$0.06	09-01-2021	66,666	33,334	09-01-2025	08-12-2021	08-11-2031
Kadandale Srinivas Sudheer	50,000	50,000	05-02-2022	$0.05	05-02-2022	25,000	25,000	05-02-2026	05-02-2022	05-01-2032
Vivek Sehgal	4,000,000	4,000,000	09-29-2020	$0.06	09-29-2020	4,000,000	0	09-29-2023	09-28-2020	09-28-2030
Vivek Sehgal	200,000	200,000	08-12-2021	$0.06	09-01-2021	133,333	66,667	09-01-2025	08-12-2021	08-11-2031
Vivek Sehgal	100,000	100,000	05-02-2022	$0.05	05-02-2022	50,000	50,000	05-02-2026	05-02-2022	05-01-2032
Rajiv Saxena	100,000	100,000	09-29-2020	$0.06	09-29-2020	100,000	0	09-29-2023	09-28-2020	09-28-2030
Harsha Bhat	180,000	180,000	09-29-2020	$0.06	09-29-2020	180,000	0	09-29-2023	09-28-2020	09-28-2030
Harsha Bhat	50,000	50,000	08-12-2021	$0.06	09-01-2021	33,333	16,667	09-01-2025	08-12-2021	08-11-2031
Harsha Bhat	25,000	25,000	05-02-2022	$0.05	05-02-2022	12,500	12,500	05-02-2026	05-02-2022	05-01-2032
Jagan Reddy	4,000,000	4,000,000	09-29-2020	$0.06	09-29-2020	4,000,000	0	09-29-2023	09-28-2020	09-28-2030
Jagan Reddy	200,000	200,000	08-12-2021	$0.06	09-01-2021	133,333	66,667	09-01-2025	08-12-2021	08-11-2031
Jagan Reddy	100,000	100,000	05-02-2022	$0.05	05-02-2022	50,000	50,000	05-02-2026	05-02-2022	05-01-2032
Siddayya S Ganjal	180,000	180,000	09-29-2020	$0.06	09-29-2020	180,000	0	09-29-2023	09-28-2020	09-28-2030
Siddayya S Ganjal	50,000	50,000	08-12-2021	$0.06	09-01-2021	33,333	16,667	09-01-2025	08-12-2021	08-11-2031
Siddayya S Ganjal	25,000	25,000	05-02-2022	$0.05	05-02-2022	12,500	12,500	05-02-2026	05-02-2022	05-01-2032
Sunil Arora	90,000	0	09-29-2020	$0.06	09-29-2020	0	0	09-29-2023	09-28-2020	09-28-2030
Rajiv Virmani	500,000	500,000	09-29-2020	$0.06	09-29-2020	500,000	0	09-29-2023	09-28-2020	09-28-2030
Sudhindra Shenoy	180,000	180,000	09-29-2020	$0.06	09-29-2020	180,000	0	09-29-2023	09-28-2020	09-28-2030
Sudhindra Shenoy	50,000	50,000	08-12-2021	$0.06	09-01-2021	33,333	16,667	09-01-2025	08-12-2021	08-11-2031
Sudhindra Shenoy	25,000	25,000	05-02-2022	$0.05	05-02-2022	12,500	12,500	05-02-2026	05-02-2022	05-01-2032
Antony Sunil	90,000	90,000	09-29-2020	$0.06	09-29-2020	90,000	0	09-29-2023	09-28-2020	09-28-2030
Antony Sunil	50,000	50,000	08-12-2021	$0.06	09-01-2021	33,333	16,667	09-01-2025	08-12-2021	08-11-2031
Antony Sunil	25,000	25,000	05-02-2022	$0.05	05-02-2022	12,500	12,500	05-02-2026	05-02-2022	05-01-2032
Tuleeka Nandy	15,000	0	08-12-2021	$0.06	09-01-2021	0	0	09-01-2025	08-12-2021	08-11-2031
Tuleeka Nandy	15,000	15,000	05-02-2022	$0.05	05-02-2022	7,500	7,500	05-02-2026	05-02-2022	05-01-2032
Robel Atnafu	5,000	0	08-12-2021	$0.06	09-01-2021	0	0	09-01-2025	08-12-2021	08-11-2031
Guy Primus	360,000	360,000	08-12-2021	$0.06	09-01-2021	240,000	120,000	09-01-2025	08-12-2021	08-11-2031
Samartha Gowda	15,000	15,000	05-02-2022	$0.05	05-02-2022	7,500	7,500	05-02-2026	05-02-2022	05-01-2032
Alexandra Aiello	2,500	2,500	05-02-2022	$0.05	05-02-2022	1,250	1,250	05-02-2026	05-02-2022	05-01-2032
Stephen Cabral	5,000	0	05-02-2022	$0.05	05-02-2022	0	0	05-02-2026	05-02-2022	05-01-2032
Jonah Petit-Perrin	2,500	2,500	05-02-2022	$0.05	05-02-2022	1,250	1,250	05-02-2026	05-02-2022	05-01-2032
Bryan Nella	25,000	25,000	05-02-2022	$0.05	05-02-2022	12,500	12,500	05-02-2026	05-02-2022	05-01-2032
Mark Sink	25,000	25,000	05-16-2022	$0.05	05-16-2022	12,500	12,500	05-16-2026	05-02-2022	05-15-2032
Koustav Choudhuri	17,000	17,000	05-16-2022	$0.05	05-16-2022	8,500	8,500	05-16-2026	05-02-2022	05-15-2032
Total	11,712,000	11,597,000